                                      OPPENHEIMER INTERMEDIATE MUNICIPAL FUND
                                       Supplement dated May 10, 2002 to the
                                         Prospectus dated January 28, 2002

The prospectus is changed as follows:

1.       The first sentence in the section titled "WHAT DOES THE FUND MAINLY INVEST IN?" on page 3 of the prospectus is deleted and replaced with the following:

              "The Fund  normally  invests at least 80% of its net assets  (plus  borrowings  for investment  purposes)  in  securities  that are  exempt  from  federal  income  tax
              (including securities subject to alternative minimum tax)."

May 10, 2002                                                           PS0860.021